Inventories	12 Months Ended
Mar. 31, 2015
Inventories

8. Inventories:

Inventories consist of the following:

	Yen in millions
	March 31,
	2014	2015
Finished goods	1,159,762	1,365,818
Raw materials	384,635	401,040
Work in process	258,133	270,113
Supplies and other	92,174	100,647

Total	1,894,704	2,137,618